MARKETABLE SECURITIES (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Marketable securities:
Net realized gain on sale of marketable securities	$ 124,907	$ 130,009
Proceeds of marketable securities	$ 2,544,927	$ 287,291